UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1712
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period:  June 30, 2023

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report
June 30, 2023

Kensington Active Advantage Fund
Class A Shares (KADAX)
Class C Shares (KADCX)
Institutional Class Shares (KADIX)

Kensington Managed Income Fund
Class A Shares (KAMAX)
Class C Shares (KAMCX)
Institutional Class Shares (KAMIX)

Kensington Dynamic Growth Fund
Class A Shares (KAGAX)
Class C Shares (KAGCX)
Institutional Class Shares (KAGIX)

Kensington Defender Fund
Institutional Class Shares (DFNDX)

1-855-375-3060
www.kensingtonassetmanagement.com

Distributed by Quasar Distributors, LLC

KENSINGTON FUNDS

July 2023

The first half of the year saw several cross-currents at play, yet we close the period with economic growth resilient, headline inflation decreasing, a systemic banking crisis averted, and equity markets back in bull-market territory. The key factor behind the better-than-expected growth has been the strength of consumer spending globally. This was helped by the remains of the pandemic’s excess savings being put to work against a backdrop of full employment in many regions. Risks remain as inflation, while dissipating, persists above target, and banking stresses have contributed to a marked reduction in the willingness to lend. This could have an impact on growth through the second half of the year. For now, the labor market remains strong, and economic reports continue to surprise to the upside, pushing most recessionary predictions well into next year. Going forward, central banks will try to strike a delicate balance between fighting inflation and maintaining financial stability.

Equity markets rallied through the first half of the year, with the Nasdaq 100 Index (NDX) gaining a historic 38.75% - its best first-half performance since inception (1985). The NDX also had its best relative 1H performance versus the S&P 500 (+15.91%), Russell 2000 (+7.24%), and the Dow Jones Industrial Average (+4.9%). Despite the strong start to the year, concerns remained throughout 1H over narrow leadership and poor market breadth as both the Dow Jones Industrials and Russell 2000 were essentially flat on the year through the end of May. However, market breadth improved meaningfully in June, with the Russell 2000 outgaining both the S&P 500 and Nasdaq 100 for the month. Fixed income returns were muted in the first half of the year as the possibility of additional rate hikes by the Federal Reserve kept yields across the board elevated and prices range-bound. Through June, the Bloomberg U.S. Aggregate Bond Index was up 2.09% while the Bloomberg U.S. Corporate High Yield Index fared better, up 5.38%, because of elevated yields.

The Kensington Asset Management Team

MARKET OUTLOOK

As we anticipate Q2 earnings reports, we find ourselves 15 months into the Federal Reserve’s monetary tightening program. History suggests that such substantial tightening programs begin to reveal their effects 15-18 months in, indicating potential corporate earnings dips might soon surface. Analysts predict an 8% YoY decrease in Q2 earnings. However, opinions diverge from here - bulls expect a Q3 earnings recovery, while bears anticipate a slump continuing throughout H2 2023, potentially causing a broad market pullback. The forecasts from corporate management for the year, thus, carry significant weight.

PORTFOLIO MANAGEMENT REPORT

Investment Objective

The Kensington Managed Income Fund seeks total return, which consists of income and capital appreciation.

How did the Fund perform?

During the period ended June 30, 2023, the institutional class shares of the Fund decreased by 0.79%; the load-waived class A shares of the Fund decreased by 0.95%; the class A with maximum load shares of the Fund decreased by -5.65%; the load-waived class C shares of the Fund decreased by 1.31%; and the class C with maximum deferred sales charge load shares of the Fund decreased by 2.29%. The Bloomberg U.S. Aggregate Bond Index increased by 2.09% for the period, and the ICE BofA High Yield Master II Index increased by 5.45% for the period.

What factors influenced performance?

The first six months of 2023 were characterized by the U.S. High Yield sector’s static activity, as prices predominantly stayed within a certain bracket. The Fund didn’t meet its benchmarks during this period, owing to

KENSINGTON FUNDS

several active trades, a result of the Fund’s systematic strategy. In periods of inconsistent, stationary trading activity, like the one mentioned, the Managed Income Fund could fall victim to “whipsaw” trades. These transactions typically purchase at the peak of the price bracket and sell towards the bottom. There were two instances of such “risk on” trades during the first half of the year, from January to February and April to May. These trades, which led to minor losses, were the main contributors to the Fund’s underperformance compared to the benchmark.

During this time, the Portfolio Management team attempted to alleviate the portfolio’s volatility by diversifying a portion of the Fund’s assets into other fixed income sectors, such as investment-grade corporate bonds and senior/bank loans. Facing the potential risk of ongoing interest rate hikes, the team chose to allocate all investments into cash equivalents during “risk off” periods, offered a steady cash yield without endangering the principal. Looking forward, the Portfolio Management team predicts that the market could continue to show similar static activity. They will aim to minimize volatility where feasible yet maintain adherence to their systematic strategy.

Investment Objective

The Kensington Dynamic Growth Fund seeks capital gains.

How did the Fund perform?

During the period ended June 30, 2023, the institutional class shares of the Fund increased by 8.52%; the load-waived class A shares of the Fund increased by 8.45%; the class A with maximum load shares of the Fund increased by 3.26%; the load-waived class C shares of the Fund increased by 8.10%; and the class C with maximum deferred sales charge load shares of the Fund increased by 7.10%. The S&P 500 Index increased by 16.89% for the period.

What factors influenced performance?

In the initial half of 2023, stock markets skyrocketed, largely fueled by prominent companies like Apple, Microsoft, Tesla, NVIDIA, Amazon, Meta, and Alphabet. The S&P 500 witnessed over 16% growth, and the Nasdaq surged by more than 30%. The Dynamic Growth Fund spent considerable portions of the first quarter oscillating between “risk on” and “risk off” stances before adopting a more extensive “risk on” trend throughout most of the second quarter. However, the Fund momentarily switched to a “risk off” stance in mid-May for roughly three weeks amidst the surge, a move prompted by overbought signals. These sporadic “risk off” transactions primarily contributed to the Fund’s performance lagging behind the index for the period.

Currently, with diminished volatility, the Fund maintains a “risk on” orientation, with a wide distribution across both growth and core facets of the equity markets. Nevertheless, if volatility escalates and trends take a downturn, we anticipate the Fund could once again transition to a “risk off” stance.

Investment Objective

The Kensington Active Advantage Fund seeks total return.

How did the Fund perform?

During the period ended June 30, 2023, the institutional class shares of the Fund increased by 0.06%; the load-waived class A shares of the Fund decreased by 0.01%; the class A with maximum load shares of the Fund decreased by 4.76%; the load-waived class C shares of the Fund decreased by 0.41%; and the class C with maximum deferred sales charge load shares of the Fund decreased by 1.40%. A blended 50% Bloomberg U.S. Aggregate Bond and 50% S&P 500 Index increased by 9.32% for the period.

KENSINGTON FUNDS

What factors influenced performance?

In the period under review, the high-yield fixed-income markets showed constrained activity, while stocks were on the upswing. The Active Advantage Fund was partially invested for most of the duration, barring full “risk on” positioning from April to May and complete “risk off” positioning in late February. The Fund transitioned to partial stakes in both fixed-income and equity markets during this timeframe. The Active Advantage model system held back the Fund from full investment for much of the period, primarily due to a stationary fixed-income market showing no clear trend and potential overbought indicators for stocks. The Fund’s intermittent allocations during this timeframe were the main cause for its underperformance against the benchmark.

The Fund’s fixed-income holdings during the period were a mix of U.S. High Yield and investment-grade corporate bond securities. Equity allocations included a combination of growth and core assets.

Investment Objective

The Kensington Defender Fund seeks capital preservation and total return. Total return consists of capital appreciation and income.

How did the Fund perform?

During the period ended June 30, 2023, the institutional class shares of the Fund increased by 0.80%; the Morningstar Global 60/40 Index increased by 2.62% for the period.

What factors influenced performance?

The Fund was inaugurated on May 31st, with investments directed towards U.S., Japan, emerging markets, and Europe equities, short volatility, gold, and short-term treasuries. As of the end of the 2nd quarter the main drivers for the Defender Fund’s initial month of performance were the U.S and Global Equities, short volatility, and cash equivalent allocations.  The returns from cash equivalents have continued to provide an attractive current yield for the Fund of greater than 5.00%. The varied allocation and balancing of the Fund enabled the generation of positive returns to shareholders.

Past performance is no guarantee of future results.

Investors may not invest in an index directly; unlike the Funds’ returns, an index does not reflect any fees or expenses.

Opinions expressed are those of the Investment Manager, are subject to change, are not guaranteed, and should not be considered investment advice.

Investing in a mutual fund involves risk, including loss of principal. There is no guarantee that a Fund will meet its investment objectives. Risks specific to each Fund are detailed in the prospectus and include Management Risk, Market Risk, Underlying Funds Risk, Non- Diversification Risk, Turnover Risk, U.S. Government Securities Risk, and Models and Data Risk. Additional risks that may apply include High-Yield Bond Risk, Fixed-Income securities Risk, Equity Securities Risk, Foreign Investment Risk, Loans Risk, Small and Mid-Capitalization Companies Risk, LIBOR Risk, and Limited History of Operations Risk. For details regarding each risk, please see the Fund’s prospectus.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.

KENSINGTON FUNDS

The NASDAQ 100 Index is a modified capitalization-weighted index which is comprised of 102 equity securities issued by 101 of the largest non-financial companies listed on the NASDAQ stock exchange.

The Russell 2000 Index is a small-cap U.S. stock market index that makes up the smallest 2,000 stocks in the Russell 3000 Index, a capitalization weighted index comprised of the 3,000 largest publicly held companies in the U.S.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities.

The Bloomberg U.S. Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market.

ICE BofA High Yield Master II Index measures the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. market. The index is unmanaged; includes net reinvested dividends; does not reflect fees or expenses; and is not available for direct investment.

The Dow Jones Industrial Average is a U.S. stock market index that tracks 30 large, publicly owned blue-chip companies trading on the New York Stock Exchange and Nasdaq.

The Morningstar Global 60/40 Index is a blended benchmark of 60% Morningstar Global Markets Net Return USD / 40% Morningstar Global Core Bond Gross Return USD, rebalanced to target weights of 60% equity and 40% fixed income on monthly basis. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Whipsaw is the movement of a security when, at a particular time, the security’s price is moving in one direction but then quickly pivots to move in the opposite direction.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

This report must be preceded or accompanied by a current prospectus.

Kensington Asset Management, LLC is the adviser to the Funds, distributed by Quasar Distributors, LLC. Member FINRA/SIPC. Kensington Asset Management, LLC is not affiliated with Quasar.

KENSINGTON ACTIVE ADVANTAGE FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-375-3060. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return as of June 30, 2023

		Since
	1 Year	Inception(1)
Class A	-3.04%	-5.95%
Class A with load(2)	-7.69%	-9.49%
Class C	-3.70%	-6.61%
Class C with load(3)	-4.66%	-6.61%
Institutional Class	-2.94%	-5.71%
50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index(4)	9.18%	-1.19%

(1)	March 23, 2022.
(2)	Performance data shown with load reflects the Class A maximum sales charge of 4.75%.
(3)	Performance data shown with load reflects the Class C 1.00% contingent deferred sales charge on shares redeemed prior to the first 12 months after purchase.
(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

The following is expense information for the Kensington Active Advantage Fund as disclosed in the Fund’s most recent prospectus dated April 30, 2023:

Class A Gross Expense Ratio – 3.96%	Net Expense Ratio – 1.67%
Class C Gross Expense Ratio – 4.71%	Net Expense Ratio – 2.42%
Institutional Class Gross Expense Ratio – 3.71%	Net Expense Ratio – 1.42%

KENSINGTON ACTIVE ADVANTAGE FUND

Kensington Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) do not exceed 1.35% of the average net assets of the applicable share class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least June 30, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

The actual net expense ratio applicable to shareholders, as disclosed in the Financial Highlights for the period ended June 30, 2023, was 1.61%, 2.36% and 1.36% for the Class A, Class C and Institutional Class, respectively.

KENSINGTON MANAGED INCOME FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-375-3060. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return as of June 30, 2023

			Since
	1 Year	3 Year	Inception(1)
Class A	-1.70%	0.67%	1.01%
Class A with load(2)	-6.40%	-0.95%	-0.19%
Class C	-2.37%	-0.11%	-0.11%
Class C with load(3)	-3.33%	-0.11%	-0.11%
Institutional Class	-1.45%	0.92%	1.27%
ICE BofA U.S. High Yield Master II Index(4)	8.97%	3.24%	2.54%
Bloomberg U.S. Aggregate Bond Index(5)	-0.94%	-3.96%	-0.46%

(1)
May 28, 2019 for the Class A and Institutional Class and August 27, 2019 for the Class C. Performance shown for the Class C prior to the inception of the Class C is based on the performance of the Institutional Class shares, adjusted for the lower expenses applicable to Class C shares.

(2)	Performance data shown with load reflects the Class A maximum sales charge of 4.75%.
(3)	Performance data shown with load reflects the Class C 1.00% contingent deferred sales charge on shares redeemed prior to the first 12 months after purchase.
(4)
ICE BofA U.S. High Yield Master II Index measures the performance of below investment grade U.S.-denominated corporate bonds publicly issued in the U.S. market. The index is unmanaged; includes net reinvested dividends; does not reflect fees or expenses; and is not available for direct investment. Investors cannot invest directly in an index.

(5)
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities. Investors cannot invest directly in an index.

KENSINGTON MANAGED INCOME FUND

The following is expense information for the Kensington Managed Income Fund as disclosed in the Fund’s most recent prospectus dated April 30, 2023:

Class A Gross Expense Ratio – 1.70%	Net Expense Ratio – 1.67%
Class C Gross Expense Ratio – 2.45%	Net Expense Ratio – 2.42%
Institutional Class Gross Expense Ratio – 1.45%	Net Expense Ratio – 1.42%

Kensington Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) do not exceed 1.35% of the average net assets of the applicable share class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least June 30, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

The actual net expense ratio applicable to shareholders, as disclosed in the Financial Highlights for the period ended June 30, 2023, was 1.60%, 2.35% and 1.35% for the Class A, Class C and Institutional Class, respectively.

KENSINGTON DYNAMIC GROWTH FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-375-3060. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Rates of Return as of June 30, 2023

		Since
	1 Year	Inception(1)
Class A	4.39%	7.21%
Class A with load(2)	-0.56%	5.28%
Class C	3.59%	6.49%
Class C with load(3)	2.59%	6.49%
Institutional Class	4.58%	7.51%
S&P 500 Index(4)	19.59%	11.51%

(1)	October 23, 2020.
(2)	Performance data shown with load reflects the Class A maximum sales charge of 4.75%.
(3)	Performance data shown with load reflects the Class C 1.00% contingent deferred sales charge on shares redeemed prior to the first 12 months after purchase.
(4)
The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index.

The following is expense information for the Kensington Dynamic Growth Fund as disclosed in the Fund’s most recent prospectus dated April 30, 2023:

Class A Gross Expense Ratio – 1.68%	Net Expense Ratio – 1.67%
Class C Gross Expense Ratio – 2.43%	Net Expense Ratio – 2.42%
Institutional Class Gross Expense Ratio – 1.43%	Net Expense Ratio – 1.42%

KENSINGTON DYNAMIC GROWTH FUND

Kensington Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) do not exceed 1.38% of the average net assets of the applicable share class. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least June 30, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

The actual net expense ratio applicable to shareholders, as disclosed in the Financial Highlights for the period ended June 30, 2023, was 1.63%, 2.38% and 1.38% for the Class A, Class C and Institutional Class, respectively.

KENSINGTON DEFENDER FUND

Value of $25,000 Investment (Unaudited)

The chart assumes an initial investment of $25,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-375-3060. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of June 30, 2023

Since
Inception(1)
Institutional Class	0.80%
Morningstar Global 60/40 Index(2)	3.45%

(1)	May 31, 2023.
(2)
The Morningstar Global 60/40 Index is a blended benchmark of 60% Morningstar Global Markets Net Return USD / 40% Morningstar Global Core Bond Gross Return USD, rebalanced to target weights of 60% equity and 40% fixed income on monthly basis. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria. Investors cannot invest directly in an index.

The following is expense information for the Kensington Defender Fund as disclosed in the Fund’s most recent prospectus dated May 30, 2023:

Institutional Class Gross Expense Ratio – 2.48%	Net Expense Ratio – 1.72%

Kensington Asset Management, LLC (the “Adviser”) has contractually agreed to waive its management fee and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) do not exceed 1.49% of the average net assets of the Fund. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and expense payment was made if such recoupment can be achieved without

KENSINGTON DEFENDER FUND

exceeding the expense limit in effect at the time the fee waiver and expense payment occurred and the expense limit in effect at the time of recoupment. The Operating Expense Limitation Agreement is indefinite in term and cannot be terminated through at least May 30, 2024. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.

The actual net expense ratio applicable to shareholders, as disclosed in the Financial Highlights for the period ended June 30, 2023, was 1.49%.

KENSINGTON FUNDS

Expense Examples (Unaudited)
June 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 – June 30, 2023 for the Active Advantage Fund, Managed Income Fund and Dynamic Growth Fund) and (June 1, 2023 – June 30, 2023 for the Defender Fund).

ACTUAL EXPENSES

For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Kensington Active Advantage Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(1/1/23)	(6/30/23)	(1/1/23 to 6/30/23)
Institutional Class
Actual(2)(3)	$1,000.00	$1,000.60	$ 6.75
Hypothetical (5% return before expenses)(4)	$1,000.00	$1,018.05	$ 6.80

A Class
Actual(2)(3)	$1,000.00	$ 999.90	$ 7.98
Hypothetical (5% return before expenses)(4)	$1,000.00	$1,016.81	$ 8.05

C Class
Actual(2)(3)	$1,000.00	$ 995.90	$11.68
Hypothetical (5% return before expenses)(4)	$1,000.00	$1,013.09	$11.78

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.36%, 1.61% and 2.36% for the Institutional Class, A Class and C Class, respectively, multiplied by the average account value over the period, multiplied 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2023, of 0.06%, -0.01% and -0.41% for the Institutional Class, A Class, and C Class, respectively.
(3)	Excluding interest expense, the actual expenses would be $6.70, $7.93 and $11.63 for the Institutional Class, A Class and C Class, respectively.
(4)	Excluding interest expense, the hypothetical expenses would be $6.76, $8.00 and $11.73 for the Institutional Class, A Class and C Class, respectively.

KENSINGTON FUNDS

Expense Examples (Unaudited) – Continued
June 30, 2023

Kensington Managed Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(1/1/23)	(6/30/23)	(1/1/23 to 6/30/23)
Institutional Class
Actual(2)	$1,000.00	$ 992.10	$ 6.67
Hypothetical (5% return before expenses)	$1,000.00	$1,018.10	$ 6.76

A Class
Actual(2)	$1,000.00	$ 990.50	$ 7.90
Hypothetical (5% return before expenses)	$1,000.00	$1,016.86	$ 8.00

C Class
Actual(2)	$1,000.00	$ 986.90	$11.58
Hypothetical (5% return before expenses)	$1,000.00	$1,013.14	$11.73

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.35%, 1.60% and 2.35% for the Institutional Class, A Class and C Class, respectively, multiplied by the average account value over the period, multiplied 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2023, of -0.79%, -0.95% and -1.31% for the Institutional Class, A Class, and C Class, respectively.

Kensington Dynamic Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(1/1/23)	(6/30/23)	(1/1/23 to 6/30/23)
Institutional Class
Actual(2)	$1,000.00	$1,085.20	$ 7.13
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$ 6.90

A Class
Actual(2)	$1,000.00	$1,084.50	$ 8.42
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$ 8.15

C Class
Actual(2)	$1,000.00	$1,081.00	$12.28
Hypothetical (5% return before expenses)	$1,000.00	$1,012.99	$11.88

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.38%, 1.63% and 2.38% for the Institutional Class, A Class and C Class, respectively, multiplied by the average account value over the period, multiplied 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2023, of 8.52%, 8.45% and 8.10% for the Institutional Class, A Class, and C Class, respectively.

Kensington Defender Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(6/1/23)	(6/30/23)	(6/1/23 to 6/30/23)
Institutional Class
Actual(2)	$1,000.00	$1,008.00	$1.23
Hypothetical (5% return before expenses)	$1,000.00	$1,002.88	$1.23

(1)
Expenses are equal to the Fund’s annualized expense ratio for the period from June 1, 2023, (commencement of operations) to June 30, 2023, of 1.49%, multiplied by the average account value over the period, multiplied by 30/365 to reflect the period since commencement of operations.

(2)	Based on the actual returns for the period from commencement of operations through June 30, 2023, of 0.80%.

KENSINGTON ACTIVE ADVANTAGE FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
June 30, 2023

Top Holdings(1)(2) (Unaudited)
as of June 30, 2023
(% of Net Assets)

Invesco QQQ Trust Series 1	21.8%
Osterweis Strategic Income Fund	19.4%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes short-term investments.

KENSINGTON MANAGED INCOME FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
June 30, 2023

Top Holdings(1)(2) (Unaudited)
as of June 30, 2023
(% of Net Assets)

SPDR Bloomberg High Yield Bond ETF	17.2%
iShares iBoxx High Yield Corporate Bond ETF	12.7%
iShares Broad USD High Yield Corporate Bond ETF	12.0%
Xtrackers USD High Yield Corporate Bond ETF	8.0%
iShares 0-5 Year High Yield Corporate Bond ETF	8.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	7.5%
VanEck Fallen Angel High Yield Bond ETF	4.0%
Invesco Senior Loan ETF	4.0%
SPDR Blackstone Senior Loan ETF	4.0%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes short-term investments.

KENSINGTON DYNAMIC GROWTH FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
June 30, 2023

Top Holdings(1)(2) (Unaudited)
as of June 30, 2023
(% of Net Assets)

Invesco QQQ Trust Series 1	39.2%
Vanguard S&P 500 ETF	37.8%
Vanguard Growth ETF	4.8%
Vanguard Mega Cap Growth ETF	4.7%
iShares Russell 1000 Growth ETF	4.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes short-term investments.

KENSINGTON DEFENDER FUND

Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
June 30, 2023

Top Holdings(1)(2) (Unaudited)
as of June 30, 2023
(% of Net Assets)

Simplify Volatility Premium ETF	7.8%
iShares Short Treasury Bond ETF	4.2%
SPDR Portfolio S&P 500 ETF	2.7%
Invesco QQQ Trust Series 1	2.7%
Franklin FTSE Japan ETF	2.7%
abrdn Physical Gold Shares ETF	2.7%
Vanguard FTSE Europe ETF	2.6%
SPDR Portfolio Emerging Markets ETF	2.4%
iShares 1-3 Year Treasury Bond ETF	0.2%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	Excludes short-term investments.

KENSINGTON ACTIVE ADVANTAGE FUND

Schedule of Investments (Unaudited)
June 30, 2023

Description	Shares	Value
EXCHANGE-TRADED FUND – 21.8%

Equity – 21.8%
Invesco QQQ Trust Series 1
(Cost $2,590,005)	7,300	$2,696,766

OPEN-END MUTUAL FUND – 19.4%

Fixed Income – 19.4%
Osterweis Strategic Income Fund
(Cost $2,400,000)	228,137	2,404,563

SHORT-TERM INVESTMENT – 58.4%

Money Market Deposit Account – 58.4%
U.S. Bank N.A., 5.100% (a)
(Cost $7,222,603)	7,222,603	7,222,603
Total Investments – 99.6%
(Cost $12,212,608)		12,323,932
Other Assets in Excess of Liabilities, Net – 0.4%		51,226
Total Net Assets – 100.0%		$12,375,158

(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

See Notes to the Financial Statements

KENSINGTON MANAGED INCOME FUND

Schedule of Investments (Unaudited)
June 30, 2023

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 77.4%

Fixed Income – 77.4%
Invesco Senior Loan ETF	1,782,400	$37,501,696
iShares 0-5 Year High Yield Corporate Bond ETF	1,810,700	75,053,515
iShares Broad USD High Yield Corporate Bond ETF	3,194,500	112,765,850
iShares iBoxx High Yield Corporate Bond ETF	1,591,075	119,442,000
iShares 1-5 Year Investment Grade Corporate Bond ETF	1,397,300	70,102,541
SPDR Blackstone Senior Loan ETF	893,600	37,415,032
SPDR Bloomberg High Yield Bond ETF	1,754,825	161,496,545
VanEck Fallen Angel High Yield Bond ETF	1,356,900	37,681,113
Xtrackers USD High Yield Corporate Bond ETF	2,175,650	75,059,925
Total Exchange-Traded Funds
(Cost $724,202,663)		726,518,217

SHORT-TERM INVESTMENT – 99.4%

Money Market Deposit Account – 99.4%
U.S. Bank N.A., 5.100% (a)
(Cost $933,100,293)	933,100,293	933,100,293
Total Investments – 176.8%
(Cost $1,657,302,956)		1,659,618,510
Liabilities in Excess of Other Assets, Net – (76.8)%		(721,106,140)
Total Net Assets – 100.0%		$938,512,370

(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

See Notes to the Financial Statements

KENSINGTON DYNAMIC GROWTH FUND

Schedule of Investments (Unaudited)
June 30, 2023

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 91.2%

Equity – 91.2%
Invesco QQQ Trust Series 1#	1,133,500	$418,737,570
iShares Russell 1000 Growth ETF#	184,000	50,633,120
Vanguard Growth ETF	179,400	50,763,024
Vanguard Mega Cap Growth ETF	215,700	50,758,524
Vanguard S&P 500 ETF	991,600	403,858,848
Total Exchange-Traded Funds
(Cost $939,132,668)		974,751,086

SHORT-TERM INVESTMENT – 8.3%

Money Market Deposit Account – 8.3%
U.S. Bank N.A., 5.100% (a)
(Cost $88,568,081)	88,568,081	88,568,081
Total Investments – 99.5%
(Cost $1,027,700,749)		1,063,319,167
Other Assets in Excess of Liabilities, Net – 0.5%		4,941,505
Total Net Assets – 100.0%		$1,068,260,672

#
Fair Value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

See Notes to the Financial Statements

KENSINGTON DEFENDER FUND

Schedule of Investments (Unaudited)
June 30, 2023

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 28.0%

Commodity – 2.7%
abrdn Physical Gold Shares ETF *	1,081	$19,858

Equity – 13.1%
Franklin FTSE Japan ETF	735	19,882
Invesco QQQ Trust Series 1	54	19,949
SPDR Portfolio Emerging Markets ETF	533	18,324
SPDR Portfolio S&P 500 ETF	389	20,271
Vanguard FTSE Europe ETF	317	19,559
		97,985
Fixed Income – 12.2%
iShares 1-3 Year Treasury Bond ETF	14	1,135
iShares Short Treasury Bond ETF	287	31,699
Simplify Volatility Premium ETF	2,553	58,591
		91,425
Total Exchange-Traded Funds
(Cost $209,752)		209,268

SHORT-TERM INVESTMENT – 71.7%

Money Market Deposit Account – 71.7%
U.S. Bank N.A., 5.100% (a)
(Cost $536,458)	536,458	536,458
Total Investments – 99.7%
(Cost $746,210)		745,726
Other Assets in Excess of Liabilities, Net – 0.3%		2,407
Total Net Assets – 100.0%		$748,133

*	Non-income producing security.
(a)
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

See Notes to the Financial Statements

KENSINGTON FUNDS

Statement of Assets and Liabilities (Unaudited)
June 30, 2023

	Kensington	Kensington	Kensington	Kensington
	Active Advantage	Managed Income	Dynamic Growth	Defender
	Fund	Fund	Fund	Fund
ASSETS:
Unaffiliated investments,
at fair value (cost $12,212,608,
$1,657,302,956, $1,027,700,749
and $746,210, respectively)	$12,323,932	$1,659,618,510	$1,063,319,167	$745,726
Dividends & interest receivable	46,397	3,906,129	3,182,278	1,093
Receivable for capital shares sold	—	2,054,868	3,935,398	—
Receivable for investment adviser
expense reimbursement	1,631	—	—	20,168
Prepaid expenses and other assets	37,167	57,542	95,275	—
Total assets	12,409,127	1,665,637,049	1,070,532,118	766,987

LIABILITIES:
Payable for investment
securities purchased	—	724,202,663	—	—
Payable for capital shares redeemed	9,951	1,817,128	1,080,637	—
Payable for fund distributions	—	—	14	—
Payable to investment adviser, net	—	956,746	1,073,654	—
Payable for registration fees	—	—	—	5,270
Payable for fund administration
& accounting fees	858	35,163	37,620	3,420
Payable for compliance fees	1,453	1,474	1,451	810
Payable for custody fees	1,183	17,617	7,770	390
Payable for audit & tax fees	9,143	9,152	9,152	1,564
Payable for transfer agent
fees & expenses	3,781	34,394	21,474	3,210
Payable for legal fees	6,271	9,115	10,326	2,460
Accrued expenses	0	20,282	12,298	1,730
Accrued distribution fees	1,329	20,945	17,050	—
Total liabilities	33,969	727,124,679	2,271,446	18,854
Net Assets	$12,375,158	$938,512,370	$1,068,260,672	$748,133

NET ASSETS CONSIST OF:
Capital stock	$13,653,851	$1,036,725,181	$1,075,230,719	$747,406
Total accumulated gain (loss)	(1,278,693)	(98,212,811)	(6,970,047)	727
Net Assets	$12,375,158	$938,512,370	$1,068,260,672	$748,133

See Notes to the Financial Statements

KENSINGTON FUNDS

Statement of Assets and Liabilities (Unaudited) – Continued
June 30, 2023

	Kensington	Kensington	Kensington	Kensington
	Active Advantage	Managed Income	Dynamic Growth	Defender
	Fund	Fund	Fund	Fund
Institutional Class
Net Assets	$11,360,772	$890,056,957	$1,013,195,697	$748,133
Shares issued and outstanding(1)	1,240,993	92,397,441	91,991,090	74,228
Net asset value, redemption price
and minimum offering price per share	$9.15	$9.63	$11.01	$10.08

A Class
Net Assets	$538,236	$35,704,181	$33,625,323	$—
Shares issued and outstanding(1)	58,869	3,714,244	3,072,852	—
Net asset value, redemption price
and minimum offering price per share	$9.14	$9.61	$10.94	$—
Maximum offering price per share(2)	$9.60	$10.09	$11.49	$—

C Class
Net Assets	$476,150	$12,751,232	$21,439,652	$—
Shares issued and outstanding(1)	52,404	1,339,582	1,990,963	—
Net asset value, redemption price
and minimum offering price per share	$9.09	$9.52	$10.77	$—

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.75%.

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Operations (Unaudited)
For the Period Ended June 30, 2023

	Kensington	Kensington	Kensington	Kensington
	Active Advantage	Managed Income	Dynamic Growth	Defender
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income	$59,605	$6,840,105	$4,571,376	$918
Interest income	238,860	14,922,548	10,859,666	585
Total investment income	298,465	21,762,653	15,431,042	1,503

EXPENSES:
Advisory fees (See Note 5)	119,312	6,114,179	6,060,720	245
Registration fees	29,817	63,135	72,886	4,680
Transfer agent fees & expenses (See Note 5)	20,096	185,400	160,536	3,210
Audit & tax fees	9,151	9,151	9,151	2,940
Trustee fees	8,819	8,750	8,851	1,470
Fund administration & accounting
fees (See Note 5)	8,293	191,058	189,383	3,420
Compliance fees (See Note 5)	4,340	4,250	4,344	810
Legal fees	3,982	4,977	4,977	2,460
Custody fees (See Note 5)	3,049	48,525	44,565	390
Other fees	2,914	7,699	5,918	660
Postage and printing fees	1,991	32,233	25,009	420
Insurance fees	658	3,714	2,931	—
Distribution fees (See Note 7):
A Class	336	68,552	36,830	—
C Class	1,123	69,325	106,906	—
Total expenses before interest expense
and recoupment/reimbursement	213,881	6,810,948	6,733,007	20,705
Interest expense (See Note 9)	631	—	—	—
Total expenses before
recoupment/reimbursement	214,512	6,810,948	6,733,007	20,705
Fee recoupment	—	—	99,898	—
Less: expense reimbursement by
investment adviser	(83,565)	(68,549)	—	(20,413)
Net expenses	130,947	6,742,399	6,832,905	292
NET INVESTMENT INCOME	167,518	15,020,254	8,598,137	1,211

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Operations (Unaudited) – Continued
For the Period Ended June 30, 2023

	Kensington	Kensington	Kensington	Kensington
	Active Advantage	Managed Income	Dynamic Growth	Defender
	Fund	Fund	Fund	Fund
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
unaffiliated investments	$(334,537)	$(25,702,584)	$38,498,395	$—
Net change in unrealized appreciation/
depreciation of unaffiliated investments	111,324	2,315,554	35,618,418	(484)
Net realized and unrealized gain (loss)
on investments	(223,213)	(23,387,030)	74,116,813	(484)
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS	$(55,695)	$(8,366,776)	$82,714,950	$727

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Changes in Net Assets

	Kensington		Kensington
	Active Advantage Fund		Managed Income Fund
		Since
	Six Months	Inception(1)	Six Months
	Ended	through	Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
OPERATIONS:
Net investment income	$167,518	$98,125	$15,020,254	$7,091,585
Net realized loss on unaffiliated investments	(334,537)	(1,056,889)	(25,702,584)	(68,897,686)
Net change in unrealized appreciation/
depreciation of unaffiliated investments	111,324	—	2,315,554	5,100,259
Net decrease in net assets
resulting from operations	(55,695)	(958,764)	(8,366,776)	(60,719,493)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	4,281,017	24,327,003	294,966,579	689,688,755
Proceeds from reinvestment of distributions	111,465	93,718	12,625,741	5,875,858
Payments for shares redeemed	(14,116,450)	(2,051,041)	(291,606,761)	(459,977,315)
Increase (decrease) in net assets from
Institutional Class transactions	(9,723,968)	22,369,680	15,985,559	235,587,298
A Class:
Proceeds from shares sold(2)	532,811	1,095	3,459,942	58,440,239
Proceeds from reinvestment of distributions	1,559	—	604,978	381,465
Payments for shares redeemed	—	—	(38,930,539)	(43,083,000)
Increase (decrease) in net assets from
A Class transactions	534,370	1,095	(34,865,619)	15,738,704
C Class:
Proceeds from shares sold	440,000	31,000	1,525,334	6,040,519
Proceeds from reinvestment of distributions	1,658	16	133,958	50,730
Payments for shares redeemed(2)	—	—	(3,826,108)	(6,142,117)
Increase (decrease) in net assets from
C Class transactions	441,658	31,016	(2,166,816)	(50,868)
Net increase (decrease) in net assets resulting
from capital share transactions	(8,747,940)	22,401,791	(21,046,876)	251,275,134
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	(161,927)	(97,873)	(14,059,472)	(6,656,393)
A Class	(2,687)	(3)	(627,780)	(391,530)
C Class	(1,695)	(49)	(142,508)	(53,306)
Total distributions to shareholders	(166,309)	(97,925)	(14,829,760)	(7,101,229)
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(8,969,944)	21,345,102	(44,243,412)	183,454,412

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Changes in Net Assets – Continued

	Kensington		Kensington
	Active Advantage Fund		Managed Income Fund
		Since
	Six Months	Inception(1)	Six Months
	Ended	through	Ended	Year Ended
	June 30, 2023	December 31,	June 30, 2023	December 31,
	(Unaudited)	2022	(Unaudited)	2022
NET ASSETS:
Beginning of period	$21,345,102	$—	$982,755,782	$799,301,370
End of period	$12,375,158	$21,345,102	$938,512,370	$982,755,782
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	467,200	2,517,646	30,135,228	69,008,000
Shares issued to holders in
reinvestment of dividends	12,273	10,139	1,303,733	595,084
Shares redeemed	(1,547,109)	(219,156)	(29,859,829)	(46,979,895)
Increase (decrease) in
Institutional Class shares outstanding	(1,067,636)	2,308,629	1,579,132	22,623,189
A Class:
Shares sold(2)	58,587	110	354,670	5,744,658
Shares issued to holders in
reinvestment of dividends	172	—	62,518	38,767
Shares redeemed	—	—	(3,989,490)	(4,285,862)
Increase (decrease) in
A Class shares outstanding	58,759	110	(3,572,302)	1,497,563
C Class:
Shares sold	49,018	3,200	157,897	600,584
Shares issued to holders in
reinvestment of dividends	184	2	13,991	5,203
Shares redeemed(2)	—	—	(396,454)	(632,199)
Increase (decrease) in
C Class shares outstanding	49,202	3,202	(224,566)	(26,412)
Net increase (decrease) in
shares outstanding	(959,675)	2,311,941	(2,217,736)	24,094,340

(1)	March 23, 2022.
(2)	Includes exchanges between share classes of the fund.

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Changes in Net Assets – Continued

	Kensington		Kensington
	Dynamic Growth Fund		Defender Fund
			Period Since
	Six Months		Inception(1)
	Ended	Year Ended	through
	June 30, 2023	December 31,	June 30, 2023
	(Unaudited)	2022	(Unaudited)
OPERATIONS:
Net investment income (loss)	$8,598,137	$(354,251)	$1,211
Net realized gain (loss) on investments	38,498,395	(82,593,602)	—
Net change in unrealized appreciation/depreciation
of investments	35,618,418	4,544,612	(484)
Net increase (decrease) in net assets
resulting from operations	82,714,950	(78,403,241)	727
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	295,673,450	974,697,042	747,406
Proceeds from reinvestment of distributions	6,350,323	8,152,939	—
Payments for shares redeemed	(246,205,417)	(354,416,549)	—
Increase in net assets from Institutional Class transactions	55,818,356	628,433,432	747,406
A Class:
Proceeds from shares sold(2)	8,808,517	23,975,548	—
Proceeds from reinvestment of distributions	174,208	269,781	—
Payments for shares redeemed	(6,262,746)	(12,834,776)	—
Increase in net assets from A Class transactions	2,719,979	11,410,553	—
C Class:
Proceeds from shares sold	2,508,842	14,587,548	—
Proceeds from reinvestment of distributions	62,886	166,475	—
Payments for shares redeemed(2)	(3,761,160)	(2,797,240)	—
Increase (decrease) in net assets from C Class transactions	(1,189,432)	11,956,783	—
Net increase in net assets resulting from
capital share transactions	57,348,903	651,800,768	747,406
DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Institutional Class	(6,828,970)	—	—
A Class	(181,852)	—	—
C Class	(80,573)	—	—
From net realized gains
Institutional Class	—	(8,635,460)	—
A Class	—	(279,507)	—
C Class	—	(209,684)	—
Total distributions to shareholders	(7,091,395)	(9,124,651)	—
TOTAL INCREASE IN NET ASSETS	132,972,458	564,272,876	748,133

See Notes to the Financial Statements

KENSINGTON FUNDS

Statements of Changes in Net Assets – Continued

	Kensington		Kensington
	Dynamic Growth Fund		Defender Fund
			Period Since
	Six Months		Inception(1)
	Ended	Year Ended	through
	June 30, 2023	December 31,	June 30, 2023
	(Unaudited)	2022	(Unaudited)
NET ASSETS:
Beginning of period	$935,288,214	$371,015,338	$—
End of period	$1,068,260,672	$935,288,214	$748,133
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	28,151,922	88,890,176	74,228
Shares issued to holders in reinvestment of dividends	606,413	797,744	—
Shares redeemed	(23,447,070)	(33,035,251)	—
Increase in Institutional Class shares outstanding	5,311,265	56,652,669	74,228
A Class:
Shares sold(2)	841,322	2,175,317	—
Shares issued to holders in reinvestment of dividends	16,776	26,579	—
Shares redeemed	(600,381)	(1,200,173)	—
Increase in A Class shares outstanding	257,717	1,001,723	—
C Class:
Shares sold	246,262	1,335,947	—
Shares issued to holders in reinvestment of dividends	6,195	16,648	—
Shares redeemed(2)	(362,610)	(260,725)	—
Increase (decrease) in C Class shares outstanding	(110,153)	1,091,870	—
Net increase in shares outstanding	5,458,829	58,746,262	74,228

(1)	May 31, 2023.
(2)	Includes exchanges between share classes of the fund.

See Notes to the Financial Statements

KENSINGTON ACTIVE ADVANTAGE FUND

Financial Highlights

Institutional Class
	Six Months	Since Inception(1)
	Ended	through
	June 30, 2023	December 31,
	(Unaudited)	2022
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.23	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.08	0.04
Net realized and unrealized loss on investments	(0.08)	(0.77)
Total from investment operations	—	(0.73)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.04)
Net realized gains	—	—
Total distributions	(0.08)	(0.04)

Net asset value, end of period	$9.15	$9.23

TOTAL RETURN(4)	0.06%	-7.26%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$11,361	$21,315
Ratio of expenses to average net assets(5)(6):
Before expense waiver	2.23%	3.64%
After expense waiver	1.36%	1.35%
Ratio of expenses excluding interest expense to average net assets(5)(6):
Before expense waiver	2.22%	3.64%
After expense waiver	1.35%	1.35%
Ratio of net investment gain to average net assets(6)	1.77%	1.46%
Portfolio turnover rate(4)	861%	1,515%

(1)	March 23, 2022.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized for periods less than one year.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON ACTIVE ADVANTAGE FUND

Financial Highlights – Continued

A Class
	Six Months	Since Inception(1)
	Ended	through
	June 30, 2023	December 31,
	(Unaudited)	2022
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.22	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	— (4)	0.09
Net realized and unrealized loss on investments	— (4)	(0.84)
Total from investment operations	—	(0.75)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.03)
Net realized gains	—	—
Total distributions	(0.08)	(0.03)

Net asset value, end of period	$9.14	$9.22

TOTAL RETURN(5)(6)	-0.01%	-7.49%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$538	$1
Ratio of expenses to average net assets(7)(8):
Before expense waiver	2.71%	255.94%
After expense waiver	1.61%	1.60%
Ratio of expenses excluding interest expense to average net assets(5)(6):
Before expense waiver	2.70%	255.94%
After expense waiver	1.60%	1.60%
Ratio of net investment income to average net assets(8)	1.48%	1.20%
Portfolio turnover rate(6)	861%	1,515%

(1)	March 23, 2022.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Amount per share rounds to $0.00.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON ACTIVE ADVANTAGE FUND

Financial Highlights – Continued

C Class
	Six Months	Since Inception(1)
	Ended	through
	June 30, 2023	December 31,
	(Unaudited)	2022
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.19	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.04	0.02
Net realized and unrealized loss on investments	(0.08)	(0.81)
Total from investment operations	(0.04)	(0.79)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	(0.02)
Net realized gains	—	—
Total distributions	(0.06)	(0.02)

Net asset value, end of period	$9.09	$9.19

TOTAL RETURN(4)(5)	-0.41%	-7.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$476	$29
Ratio of expenses to average net assets(6)(7):
Before expense waiver	3.46%	23.83%
After expense waiver	2.36%	2.35%
Ratio of expenses excluding interest expense to average net assets(5)(6):
Before expense waiver	3.45%	23.83%
After expense waiver	2.35%	2.35%
Ratio of net investment income to average net assets(7)	0.74%	0.46%
Portfolio turnover rate(5)	861%	1,515%

(1)	March 23, 2022.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Total return does not reflect sales charges.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.

See Notes to the Financial Statements

KENSINGTON MANAGED INCOME FUND

Financial Highlights

Institutional Class
	Six Months	Year	Year	Year	Since Inception(1)
	Ended	Ended	Ended	Ended	through
	June 30, 2023	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.86	$10.58	$10.80	$10.21	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.15	0.07	0.28 (4)	0.32 (4)	0.17 (4)
Net realized and unrealized
gain (loss) on investments	(0.23)	(0.72)	(0.13)	0.51	0.15
Total from investment operations	(0.08)	(0.65)	0.15	0.83	0.32

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.07)	(0.27)	(0.21)	(0.11)
Net realized gains	—	—	(0.10)	(0.02)	—
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.15)	(0.07)	(0.37)	(0.24)	(0.11)

Net asset value, end of period	$9.63	$9.86	$10.58	$10.80	$10.21

TOTAL RETURN(5)	-0.79%	-6.11%	1.29%	8.13%	3.20%

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of period (in 000’s)	$890,057	$895,811	$721,445	$296,660	$54,723
Ratio of expenses to
average net assets(6)(7)(8):
Before expense waiver/recoupment	1.36%	1.38%	1.41%	1.59%	2.20%
After expense waiver/recoupment	1.35%	1.36%	1.41%	1.61%	1.99%
Ratio of net investment income to
average net assets(7)	3.10%	0.79%	2.54%	3.06%	2.83%
Portfolio turnover rate(5)	513%	1,244%	220%	233%	61%

(1)	May 28, 2019.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Not annualized for periods less than one year.
(6)	Does not include expenses of investment companies in which the Fund invests.
(7)	Annualized for periods less than one year.
(8)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.45% to 1.35%.

See Notes to the Financial Statements

KENSINGTON MANAGED INCOME FUND

Financial Highlights – Continued

A Class
	Six Months	Year	Year	Year	Since Inception(1)
	Ended	Ended	Ended	Ended	through
	June 30, 2023	December 31,	December 31,	December 31,	December 31,
	(Unaudited)	2022	2021	2020	2019
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.84	$10.56	$10.78	$10.20	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.18	0.05	0.25 (4)	0.31 (4)	0.15 (4)
Net realized and unrealized
gain (loss) on investments	(0.27)	(0.72)	(0.13)	0.49	0.15
Total from investment operations	(0.09)	(0.67)	0.12	0.80	0.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.05)	(0.24)	(0.19)	(0.10)
Net realized gains	—	—	(0.10)	(0.02)	—
Return of capital	—	—	—	(0.01)	—
Total distributions	(0.14)	(0.05)	(0.34)	(0.22)	(0.10)

Net asset value, end of period	$9.61	$9.84	$10.56	$10.78	$10.20

TOTAL RETURN(5)(6)	-0.95%	-6.31%	1.05%	7.87%	3.01%

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of period (in 000’s)	$35,704	$71,700	$61,130	$38,110	$4,867
Ratio of expenses to
average net assets(7)(8)(9):
Before expense waiver/recoupment	1.61%	1.63%	1.66%	1.77%	2.42%
After expense waiver/recoupment	1.60%	1.61%	1.66%	1.79%	2.39%
Ratio of net investment income to
average net assets(8)	2.86%	0.54%	2.31%	2.93%	2.44%
Portfolio turnover rate(6)	513%	1,244%	220%	233%	61%

(1)	May 28, 2019.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.05% to 1.60%.

See Notes to the Financial Statements

KENSINGTON MANAGED INCOME FUND

Financial Highlights – Continued

C Class
	Six Months	Year		Year	Year	Since Inception(1)
	Ended	Ended		Ended	Ended	through
	June 30, 2023	December 31,		December 31,	December 31,	December 31,
	(Unaudited)	2022		2021	2020	2019
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$9.75	$10.52		$10.74	$10.19	$10.17

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.09	(0.03)		0.17 (4)	0.22 (4)	0.06 (4)
Net realized and unrealized
gain (loss) on investments	(0.22)	(0.71	)(5)	(0.13)	0.49	0.05
Total from investment operations	(0.13)	(0.74)		0.04	0.71	0.11

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.03)		(0.16)	(0.13)	(0.09)
Net realized gains	—	—		(0.10)	(0.02)	—
Return of capital	—	—		—	(0.01)	—
Total distributions	(0.10)	(0.03)		(0.26)	(0.16)	(0.09)

Net asset value, end of period	$9.52	$9.75		$10.52	$10.74	$10.19

TOTAL RETURN(6)(7)	-1.31%	-7.00%		0.35%	6.95%	1.09%

SUPPLEMENTAL DATA
AND RATIOS:
Net assets, end of period (in 000’s)	$12,751	$15,245		$16,727	$11,749	$2,156
Ratio of expenses to
average net assets(8)(9)(10):
Before expense waiver/recoupment	2.36%	2.38%		2.41%	2.55%	3.03%
After expense waiver/recoupment	2.35%	2.36%		2.41%	2.57%	2.99%
Ratio of net investment income (loss)
to average net assets(9)	2.10%	-0.21%		1.59%	2.07%	2.22%
Portfolio turnover rate(7)	513%	1,244%		220%	233%	61%

(1)	August 27, 2019.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)
Realized and unrealized gains (losses) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(6)	Total return does not reflect sales charges.
(7)	Not annualized for periods less than one year.
(8)	Does not include expenses of investment companies in which the Fund invests.
(9)	Annualized for periods less than one year.
(10)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.99% to 2.35%.

See Notes to the Financial Statements

KENSINGTON DYNAMIC GROWTH FUND

Financial Highlights

Institutional Class
	Six Months	Year	Year		Since Inception(1)
	Ended	Ended	Ended		through
	June 30, 2023	December 31,	December 31,		December 31,
	(Unaudited)	2022	2021		2020
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.22	$11.30	$10.11		$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.09	— (4)	(0.09	)(5)	0.04 (5)
Net realized and unrealized gain (loss)
on investments	0.78	(0.98)	2.19		0.11
Total from investment operations	0.87	(0.98)	2.10		0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	—	—		(0.04)
Net realized gains	—	(0.10)	(0.91)		—
Total distributions	(0.08)	(0.10)	(0.91)		(0.04)

Net asset value, end of period	$11.01	$10.22	$11.30		$10.11

TOTAL RETURN(6)	8.52%	-8.67%	20.76%		1.47%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$1,013,196	$885,688	$339,324		58,914
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	1.36%	1.39%	1.45%		2.12%
After expense waiver/recoupment	1.38%	1.37%	1.47%		1.64%
Ratio of net investment income (loss)
to average net assets(8)	1.80%	-0.01%	-0.73%		2.20%
Portfolio turnover rate(6)	696%	1,127%	786%		277%

(1)	October 23, 2020.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Amount per share rounds to $0.00.
(5)	Per share amounts calculated using average shares method.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 1.64% to 1.38%.

See Notes to the Financial Statements

KENSINGTON DYNAMIC GROWTH FUND

Financial Highlights – Continued

A Class
	Six Months	Year	Year		Since Inception(1)
	Ended	Ended	Ended		through
	June 30, 2023	December 31,	December 31,		December 31,
	(Unaudited)	2022	2021		2020
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.15	$11.26	$10.10		$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.08	(0.04)	(0.13	)(4)	0.05 (4)
Net realized and unrealized gain (loss)
on investments	0.77	(0.97)	2.20		0.08
Total from investment operations	0.85	(1.01)	2.07		0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)	—	—		(0.03)
Net realized gains	—	(0.10)	(0.91)		—
Total distributions	(0.06)	(0.10)	(0.91)		(0.03)

Net asset value, end of period	$10.94	$10.15	$11.26		$10.10

TOTAL RETURN(5)(6)	8.45%	-8.96%	20.48%		1.35%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$33,625	$28,582	$20,413		$3,588
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	1.61%	1.64%	1.70%		2.36%
After expense waiver/recoupment	1.63%	1.62%	1.72%		2.04%
Ratio of net investment income (loss)
to average net assets(8)	1.55%	-0.26%	-1.06%		2.71%
Portfolio turnover rate(6)	696%	1,127%	786%		277%

(1)	October 23, 2020.
(2)	For an A Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.04% to 1.63%.

See Notes to the Financial Statements

KENSINGTON DYNAMIC GROWTH FUND

Financial Highlights – Continued

C Class
	Six Months	Year	Year		Since Inception(1)
	Ended	Ended	Ended		through
	June 30, 2023	December 31,	December 31,		December 31,
	(Unaudited)	2022	2021		2020
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.00	$11.18	$10.11		$10.00

INVESTMENT OPERATIONS:
Net investment income (loss)(3)	0.04	(0.10)	(0.21	)(4)	0.05 (4)
Net realized and unrealized gain (loss)
on investments	0.77	(0.98)	2.19		0.09
Total from investment operations	0.81	(1.08)	1.98		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)	—	—		(0.03)
Net realized gains	—	(0.10)	(0.91)		—
Total distributions	(0.04)	(0.10)	(0.91)		(0.03)

Net asset value, end of period	$10.77	$10.00	$11.18		$10.11

TOTAL RETURN(5)(6)	8.10%	-9.65%	19.57%		1.39%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$21,440	$21,018	$11,279		$2,086
Ratio of expenses to average net assets(7)(8)(9):
Before expense waiver/recoupment	2.36%	2.39%	2.44%		2.96%
After expense waiver/recoupment	2.38%	2.37%	2.47%		2.64%
Ratio of net investment income (loss)
to average net assets(8)	0.80%	-1.01%	-1.77%		2.50%
Portfolio turnover rate(6)	696%	1,127%	786%		277%

(1)	October 23, 2020.
(2)	For a C Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Per share amounts calculated using average shares method.
(5)	Total return does not reflect sales charges.
(6)	Not annualized for periods less than one year.
(7)	Does not include expenses of investment companies in which the Fund invests.
(8)	Annualized for periods less than one year.
(9)	On June 24, 2022, the Adviser lowered the limit of annual operating expenses from 2.64% to 2.38%.

See Notes to the Financial Statements

KENSINGTON DEFENDER FUND

Financial Highlights – Continued

Institutional Class
Since Inception(1)
through
June 30, 2023
(Unaudited)
PER COMMON SHARE DATA(2):
Net asset value, beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.02
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.08

LESS DISTRIBUTIONS FROM:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$10.08

TOTAL RETURN(4)	0.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in 000’s)	$748
Ratio of expenses to average net assets(5)(6):
Before expense waiver	105.56%
After expense waiver	1.49%
Ratio of net investment income to average net assets(6)	6.17%
Portfolio turnover rate(4)	0%

(1)	May 31, 2023.
(2)	For an Institutional Class Share outstanding for the entire period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized.
(5)	Does not include expenses of investment companies in which the Fund invests.
(6)	Annualized.

See Notes to the Financial Statements

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited)
June 30, 2023

1. ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kensington Active Advantage Fund (“Active Advantage Fund”), the Kensington Managed Income Fund (“Managed Income Fund”), the Kensington Dynamic Growth Fund (“Dynamic Growth Fund”), and the Kensington Defender Fund (“Defender Fund”) (or collectively, “the Funds”) are each a non-diversified series with their own investment objectives and policies within the Trust. The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services Investment Companies.

The investment objective of the Active Advantage Fund is total return. The Active Advantage Fund seeks to achieve its objective by utilizing a proprietary trend-following process which seeks to benefit from longer-term trends in equity and fixed income markets. The Active Advantage Fund commenced operations on March 23, 2022.

The investment objective of the Managed Income Fund is total return. The Managed Income Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) higher-yielding, fixed income securities, or to (ii) cash, cash equivalents, and U.S. Treasury securities, based on a proprietary “Managed Income Model” that looks at trends and patterns in the high-yield fixed income market. The Managed Income Fund commenced operations on May 28, 2019. On June 24, 2022, the Kensington Managed Income Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Managed Income Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Managed Income Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.

The investment objective of the Dynamic Growth Fund is capital gains. The Dynamic Growth Fund seeks to achieve its objective by investing the Fund’s assets to gain exposure to (i) domestic equity securities or (ii) cash, cash equivalents, and U.S. Treasury securities based on a proprietary “Dynamic Growth Model” that looks at trends in the U.S. equity market. The Dynamic Growth Fund commenced operations on October 23, 2020. On June 24, 2022, the Kensington Dynamic Growth Fund, a series of Advisors Preferred Trust (the “Acquired Fund”), reorganized into the Dynamic Growth Fund, a series of the Trust. All shares of the Acquired Fund were exchanged for shares of the Dynamic Growth Fund on a pro rata basis immediately after the closing date. This qualified as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code.

The investment objective of the Defender Fund is capital preservation and total return, which consists of capital appreciation and income. The Defender Fund seeks to achieve its objective by utilizing varying investment strategies, including (i) Liquid Strategies, LLC’s (the “Sub-Adviser”) Defender Model, (ii) an options overlay strategy to generate income, and (iii) a total return swap strategy intended to provide exposures with reduced correlation to the other strategies. The Defender Fund commenced operations on May 31, 2023.

The Active Advantage, Managed Income and Dynamic Growth Funds offer three classes of shares: the Institutional Class, the A Class and the C Class. The Defender Fund offers one class of shares, the Institutional Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. A Class shares may be subject to a front-end sales charge of up to 4.75%. C Class shares may be subject to a deferred sales charge of up to 1.00%.

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds intend to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of June 30, 2023, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2023, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax period since the commencement of operations.

Securities Transactions, Income and Distributions – Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on a specific identified cost basis. Interest income is recognized on an accrual basis, including amortization of premiums and accretion of discounts. Dividend income and distributions are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Distributions received from the Funds’ investments generally are comprised of ordinary income and return of capital. The Funds allocate distributions between investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds.

The Funds will make distributions of net investment income, if any, quarterly and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% and 1.00% of average daily net assets of A Class shares and C Class shares, respectively. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Illiquid or Restricted Securities – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Funds. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. Each Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At June 30, 2023, the Funds did not hold any illiquid securities.

Indemnifications – Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents – Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts.

Organizational and Offering Costs – All organization and offering costs for the Funds were covered by the Adviser, Kensington Asset Management, LLC.

Temporary Investments – To respond to adverse market, economic, political, or other conditions, a Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments. A Fund may be invested in these instruments for extended periods, depending on the Adviser’s assessment of market conditions. These short-term debt securities and money market instruments may include shares of other mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ advisory and operational fees.

3.  SECURITIES VALUATION

The Funds have adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. Each Fund’s investments are carried at fair value.

Exchange-Traded Funds – Exchange-traded funds (“ETFs”) are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an ETF does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Kensington Asset Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value each Fund’s securities by level within the fair value hierarchy as of June 30, 2023:

Active Advantage Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$2,696,766	$—	$—	$2,696,766
Open-End Mutual Fund	2,404,563	—	—	2,404,563
Short-Term Investment	7,222,603	—	—	7,222,603
Total Investments	$12,323,932	$—	$—	$12,323,932

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

Managed Income Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$726,518,217	$—	$—	$726,518,217
Short-Term Investment	933,100,293	—	—	933,100,293
Total Investments	$1,659,618,510	$—	$—	$1,659,618,510

Dynamic Growth Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$974,751,086	$—	$—	$974,751,086
Short-Term Investment	88,568,081	—	—	88,568,081
Total Investments	$1,063,319,167	$—	$—	$1,063,319,167

Defender Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$209,268	$—	$—	$209,268
Short-Term Investment	536,458	—	—	536,458
Total Investments	$745,726	$—	$—	$745,726

Refer to each Fund’s Schedule of Investments for industry classifications.

4.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

5.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Kensington Asset Management LLC (the “Adviser”) to furnish investment advisory services to the Funds. For its services, the Funds pay the Adviser a monthly management fee based on each Fund’s average daily net assets at the following annual rates:

Fund
Active Advantage Fund	1.25%
Managed Income Fund	1.25% on assets up to $1.0 billion
1.225% on assets between $1.0 billion and $2 billion
1.20% on assets greater than $2 billion
Dynamic Growth Fund	1.25% on assets up to $2.5 billion
1.225% on assets between $2.5 billion and $5 billion
1.20% on assets greater than $5 billion
Defender Fund	1.25%

The Funds’ Adviser has contractually agreed to reimburse each Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage/borrowing interest, interest expense, dividends paid on short sales, taxes, brokerage commissions, extraordinary expenses, and distribution (12b-1) fees and expenses) for each Fund do not exceed 1.35% of the average daily net assets of the Active Advantage Fund

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

and Managed Income Fund, 1.38% of the average daily net assets of the Dynamic Growth Fund and 1.49% of the average daily net assets of the Defender Fund. Expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the date on which such reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the expense reimbursement occurred and at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Funds’ prospectus. During the period ended June 30, 2023, the Dynamic Growth Fund recouped $99,898 of previously waived expenses. Reimbursed expenses subject to potential recovery by month of expiration are as follows:

Active Advantage Fund
March 2025 – December 2025	$158,334
January 2026 – June 2026	$ 83,565

Managed Income Fund
June 2025 – December 2025	$187,135
January 2026 – June 2026	$ 68,549

Dynamic Growth Fund
June 2025 – December 2025	$140,372
January 2026 – June 2026	—

Defender Fund
May 2025 – June 2026	$ 20,413

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent and fund accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based on the average daily net assets of the Funds, subject to annual minimums. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2023, are disclosed in the Statements of Operations.

6.  DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the A Class and the C Class. The Plan permits each Fund to pay for distribution and related expenses at an annual rate of 0.25% of the A Class and 1.00% of the C Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended June 30, 2023, expenses incurred by the A Class and C Class pursuant to the Plan were as follows:

Fund	A Class	C Class
Active Advantage Fund	$336	$1,123
Managed Income Fund	68,552	69,325
Dynamic Growth Fund	36,830	106,906

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding U.S. government securities and short-term investments, by the Funds for the period ended June 30, 2023, were as follows:

Fund	Purchases	Sales
Active Advantage Fund	$48,515,666	$43,191,123
Managed Income Fund	2,406,025,083	1,656,119,836
Dynamic Growth Fund	4,706,724,799	3,806,090,526
Defender Fund	209,752	—

8.  FEDERAL TAX INFORMATION

As of December 31, 2022, the Funds’ most recent fiscal year end, the cost basis of investments for federal income tax purposes and the components of accumulated losses on a tax basis were as follows:

	Aggregate Gross	Aggregate Gross	Net	Federal Income
Fund	Appreciation	Depreciation	Appreciation	Tax Cost
Active Advantage Fund	$—	$—	$—	$21,263,994
Managed Income Fund	—	—	—	976,747,691
Dynamic Growth Fund	—	—	—	926,695,533

At December 31, 2022, the Funds’ most recent fiscal year end, components of distributable earnings on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long-Term	Accumulated	Unrealized	Distributable
Fund	Income	Capital Gains	Losses	Appreciation	Earnings
Active Advantage Fund	$200	$—	$(1,056,889)	$—	$(1,056,689)
Managed Income Fund	—	—	(75,016,275)	—	(75,016,275)
Dynamic Growth Fund	—	—	(82,593,602)	—	(82,593,602)

As of December 31, 2022, the Funds’ most recent fiscal year end, the Active Advantage Fund, Managed Income Fund and Dynamic Growth Fund had short-term capital loss carryovers of $1,056,889, $75,016,275, and $82,593,602, respectively, which may be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended December 31, 2022, the Funds do not plan to defer any qualified late year losses.

During the period ended June 30, 2023, the Funds paid the following distributions to shareholders:

		Short-Term	Long-Term
Fund	Ordinary Income*	Capital Gains	Capital Gains**	Total
Active Advantage Fund	$166,309	$—	$—	$166,309
Managed Income Fund	14,829,760	—	—	14,829,760
Dynamic Growth Fund	7,091,395	—	—	7,091,395
Defender Fund	—	—	—	—

KENSINGTON FUNDS

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

During the year ended December 31, 2022, the Funds paid the following distributions to shareholders:

		Short-Term	Long-Term
Fund	Ordinary Income*	Capital Gains	Capital Gains**	Total
Active Advantage Fund	$97,925	$—	$—	$97,925
Managed Income Fund	7,101,229	—	—	7,101,229
Dynamic Growth Fund	9,124,651	—	—	9,124,651

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**	The Funds designate as long-term capital gain distributions, pursuant to Internal Revenue Code Section 852(b)(3)(c).

9. LINE OF CREDIT

The Funds have established an unsecured line of credit (“LOC”) in the amount of $100,000,000. The LOC matures, unless renewed, on July 19, 2024. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions and other short-term liquidity needs of the Funds. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.25% as of June 30, 2023. The interest rate during the period was between 7.50% and 8.25%. The Funds have authorized the Custodian. to charge any of the accounts of the Funds for any missed payments. For the period ended June 30, 2023, the Funds’ LOC activity was as follows:

			Amount
			Outstanding			Date of
		Average	as of June 30,	Interest	Maximum	Maximum
LOC Agent	Fund	Borrowings	2023	Expense	Borrowing	Borrowing
U.S. Bank N.A.	Active Advantage Fund	$15,204	$—	$631	$1,153,000	05/16/2023

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2023, Charles Schwab & Co., Inc. and TD Ameritrade Inc. held approximately 42.96% and 25.40%, respectively, of the Active Advantage Fund for the benefit of its customers. National Financial Services, LLC and Millennium Trust Co., LLC held approximately 56.08% and 38.84%, respectively, of the Defender Fund for the benefit of its customers.

11.  SUBSEQUENT EVENTS

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

KENSINGTON FUNDS

Approval of Investment Advisory Agreement (Unaudited)

At a meeting of the Board of Trustees of the Trust on May 23-24, 2023, the Board, including all of the Independent Trustees, considered and approved (i) an investment advisory agreement between the Trust, on behalf of the Kensington Defender Fund (the “Fund”), and Kensington Asset Management, LLC (“KAM”) (“Advisory Agreement”); and (2) a sub-advisory agreement between the Trust, on behalf of the Fund, KAM and Liquid Strategies, LLC (“LS”) (“Sub-Advisory Agreement”), each for an initial two-year term.

Prior to and at the meeting, the Trustees received and considered information from KAM and LS designed to provide the Trustees with the information necessary to evaluate the approval of the Advisory Agreement and Sub-Advisory Agreement (“Support Materials”). The Independent Trustees reviewed and considered the Fund’s investment strategy, services that KAM and LS each proposed to provide to the Fund, the proposed advisory fees to be paid to KAM under the Advisory Agreement and the proposed sub-advisory fees to be paid by KAM to LS under the Sub-Advisory Agreement, and other matters that the Trustees deemed relevant. Before voting to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and considered the legal standards for the Trustees’ consideration of the approval of the Sub-Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Advisory Agreement and Sub-Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services to be provided by KAM and LS with respect to the Fund; (2) the costs of the services provided by KAM and the projected profits to be realized by KAM from services rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows, and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other benefits to KAM and LS resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that KAM will provide under the Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) providing for and supervising the general management and investment of the Fund’s securities portfolio through the use of a sub-adviser; (2) investing or overseeing a sub-adviser’s investment of the Fund’s assets consistent with the Fund’s investment objective and investment policies, and evaluating the sub-adviser’s performance results with respect to the Fund; (3) directly managing any portion of the Fund’s assets that KAM determines not to allocate to a sub-adviser and, with respect to such portion, determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (4) voting all proxies with respect to the Fund’s portfolio securities; (5) maintaining the required books and records for transactions effected on behalf of the Fund; (6) selecting or overseeing a sub-adviser’s selection of broker-dealers to execute orders on behalf of the Fund; and (7) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws, and overseeing a sub-adviser’s completion of the same.  The Trustees noted that KAM is well capitalized and also considered KAM’s assets under management.  The Trustees also took into account their experience with KAM with respect to several Trust series for which KAM currently serves as investment adviser. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that KAM proposes to provide to the Fund under the Advisory Agreement.

KENSINGTON FUNDS

Approval of Investment Advisory Agreement (Unaudited) – Continued

Similar to the review of KAM, the Trustees considered the scope of distinct services that LS will provide under the Sub-Advisory Agreement with respect to such portions of the Fund that the Adviser allocates to LS’ management, and subject to KAM’s oversight, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of and the timing of such transactions; (3) maintaining the required books and records for transactions LS effects on behalf of the Fund; (4) selecting broker-dealers to execute orders on behalf of the Fund; and (5) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws.  The Trustees reviewed LS’ assets under management, financial statements and its capitalization.  The Trustees concluded that LS had sufficient resources to support its management of the Fund.  The Trustees also noted the experience of the LS portfolio managers in managing strategies similar to the Fund.  The Trustees concluded that they were satisfied with the nature, extent, and quality of services that LS proposes to provide to the Fund under the Sub-Advisory Agreement.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed management fee that the Fund will pay to KAM under the Advisory Agreement. The Trustees observed that KAM does not manage other accounts utilizing a substantially similar investment strategy as that of the Fund. The Trustees considered the reasonableness of KAM’s projected profitability analysis (12-month pro-forma) for services that KAM will render to the Fund. In that regard, the Trustees noted that KAM expects to waive a portion of its management fees during the initial year of the Fund’s operations under the proposed operating expenses limitation agreement.

The Trustees also considered the proposed sub-advisory fee that KAM will pay to LS under the Sub-Advisory Agreement. The Trustees observed that LS does not manage other accounts utilizing a substantially similar investment strategy as that of the Fund.  The Trustees noted that because the sub-advisory fees are to be paid by KAM, the overall advisory fee to be paid by the Fund is not directly affected by the sub-advisory fees paid to LS.  Consequently, the Trustees did not consider the costs of services provided by LS or the profitability of its relationship with the Fund to be material factors for consideration given that LS is not affiliated with KAM and, therefore, the sub-advisory fees were negotiated on an arm’s length basis.

Comparative Fee and Expense Data.  The Trustees considered an analysis comparing the contractual expenses that the Fund will bear to those of funds in a projected Morningstar category (“Category”) as well as a smaller sub-set of peer funds (“Cohort”), in each case as projected by the service provider that prepared the analysis.  The Trustees noted that while the Fund’s proposed management fee and total expenses (after fee waivers and expense reimbursements) were each above both the Category and Cohort averages, the management fee was in the 3rd quartile of the Cohort and the total expenses were in the 3rd quartile of both the Category and Cohort.  While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that KAM’s proposed advisory fee, and the portion of such fee that it allocates to LS, was reasonable.

Economies of Scale. The Trustees considered whether the Fund would benefit from any economies of scale, noting that the proposed investment advisory fee for the Fund does not contain breakpoints. The Trustees also considered that KAM had agreed to consider breakpoints in the future in response to asset growth. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints, but committed to revisit this issue in the future as circumstances change and asset levels increase.

KENSINGTON FUNDS

Approval of Investment Advisory Agreement (Unaudited) – Continued

Other Benefits.  The Trustees considered the direct and indirect benefits that could be realized by KAM and LS from their relationships with the Fund. The Trustees noted that the Fund will not use affiliated brokers and neither KAM nor LS utilizes soft dollars.  The Trustees considered that KAM and LS may each receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that KAM and LS do not receive additional material benefits from their relationships with the Fund.

KENSINGTON FUNDS

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, Managed Portfolio Series (the “Trust”), on behalf of the Kensington Managed Income Fund, Kensington Dynamic Growth Fund, Kensington Active Advantage Fund (each a “Fund” and together, the “Funds”) and the Kensington Defender Fund, has adopted and implemented a written liquidity risk management program (the “Program”) that includes policies and procedures reasonably designed to comply with the requirements of Rule 22e-4, including: (i) assessment, management and periodic review of liquidity risk; (ii) classification of portfolio holdings; (iii) establishment of a highly liquid investment minimum (“HLIM”), as applicable; (iv) limitation on illiquid investments; and (v) redemptions in-kind. The Trust’s Board of Trustees (the “Board”) has approved the designation of Kensington Asset Management, LLC (“KAM”) as the administrator of the Program (the “Program Administrator”). Personnel of KAM conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator.

In accordance with Rule 22e-4, the Board reviewed a report prepared by the Program Administrator (the “Report”) regarding the operation of the Program and its adequacy and effectiveness of implementation for the period of each Fund’s commencement of operations with the Trust during the 2022 calendar year through December 31, 2022 (the “Reporting Period”), since each Fund commenced operations with the Trust at various dates throughout the 2022 calendar year. No significant liquidity events impacting the Funds during the Reporting Period or material changes to the Program were noted in the Report. The Report did not cover the Kensington Defender Fund as it had not yet commenced operations during the Reporting Period.

Under the Program, KAM manages and periodically reviews each Fund’s liquidity risk, including consideration of applicable factors specified in Rule 22e-4 and the Program. Liquidity risk is defined as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. In general, this risk was managed during the Reporting Period by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. In the Report, KAM provided its assessment that, based on the information considered in its review, the Program remains reasonably designed to manage each Fund’s liquidity risk and each Fund’ s investment strategy remains appropriate for an open-end fund.

Pursuant to the Program, the Program Administrator oversaw the classification of each Fund’s portfolio investments as highly liquid, moderately liquid, less liquid or illiquid during the Reporting Period, including in connection with recording investment classifications on Form N-PORT.

Each Fund qualified as a “primarily highly liquid fund” as defined in the Program during the Reporting Period. Accordingly, each Fund was not required to establish a HLIM or comply with the related Program provisions during the Reporting Period.

During the Reporting Period, each Fund’s investments were monitored for compliance with the 15% limitation on illiquid investments pursuant to the Program and in accordance with Rule 22e-4. The Funds did not effect redemptions in-kind during the Reporting Period pursuant to the Program.

The Report concluded, with respect to each Fund: (i) the Program was implemented and operated effectively to achieve the goal of assessing and managing the Fund’s liquidity risk during the Reporting Period; and (ii) the Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund during the Reporting Period.

KENSINGTON FUNDS

Additional Information (Unaudited)
June 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-375-3060.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-375-3060. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling 1-855-375-3060, or (2) on the SEC’s website at www.sec.gov.

KENSINGTON FUNDS

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third-party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

CONTACTS

BOARD OF TRUSTEES
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern

INVESTMENT ADVISER
Kensington Asset Management LLC
901 South Mopac Expressway, Suite 225
Austin, TX 78746

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096

855-375-3060

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-375-3060.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Managed Portfolio Series

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date    August 30, 2023

By (Signature and Title)*    /s/Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date    August 30, 2023

* Print the name and title of each signing officer under his or her signature.